Shareholders' Equity (Deficit) (Details Narrative) - USD ($)							1 Months Ended	2 Months Ended	3 Months Ended			12 Months Ended
	Apr. 29, 2021	Apr. 14, 2021	Apr. 04, 2021	Apr. 03, 2021	Apr. 01, 2021	Jan. 08, 2021	Feb. 28, 2021	May 24, 2021	Mar. 31, 2021	Mar. 26, 2021	Mar. 31, 2020	Dec. 31, 2020	May 23, 2021	Dec. 31, 2019
Issuance of common stock value									$ 2,970,621			$ 1,031,670
Number of shares cancelled and refunded												$ 325,000
Warrant exercised									15,450,693
Proceeds from Issuance of Private Placement									$ 9,311,878			$ 6,300,000
Common Stock outstanding									162,763,986		49,006,583	76,412,359		41,906,790
Issuance of shares for services, shares									150,000
Issuance of shares for services, value												$ 168,910
Share subscriptions payable									$ 372,131			$ 379,428		$ 2,159,395
Number of warrants or rights outstanding									57,683,607			12,436,301
Prepaid expense									$ 31,250		$ 31,250	$ 215,164
Stock price per share									$ 0.0001			$ 0.09
Common stock, shares authorized									299,000,000		299,000,000	299,000,000		299,000,000
Common stock par value									$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Series A Preferred Stock [Member]
Preferred stock, shares authorized									1,100,000			1,100,000		1,100,000
Preferred stock, par value									$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock voting rights									Series A preferred Stock have voting rights equal to 299 shares of common stock, per share of preferred stock. Series B preferred Stock have voting rights equal to 10,000 shares of common stock, per share of preferred stock.			Series A preferred Stock have voting rights equal to 299 shares of common stock, per share of preferred stock. Series B preferred Stock have voting rights equal to 10,000 shares of common stock, per share of preferred stock.
Series B Preferred Stock [Member]
Preferred stock, shares authorized									1,100,000			1,100,000		1,100,000
Preferred stock, par value									$ 0.0001			$ 0.0001		$ 0.0001
Subscription Payable [Member]
Issuance of common stock shares											4,458,333
Issuance of common stock value											$ 511,000
Subscription Payable [Member] | March 5, 2019 [Member]
Issuance of common stock shares											4,000,000	5,686,978
Issuance of common stock value											$ 456,000	$ 648,147
Convertible Promissory Note [Member]
Issuance of common stock shares									450,000			450,000
Stock price per share											$ 0.27	$ 0.27
Consulting Services [Member]
Issuance of shares for services, shares									3,321,154
Issuance of shares for services, value									$ 269,910
Consulting Services One [Member]
Issuance of shares for services, shares									3,000,000
Issuance of shares for services, value									$ 300,000
Consulting Agreement [Member]
Issuance of shares for services, value									7,400,000
Share subscriptions payable									$ 111,222
Settlement Agreement [Member]
Issuance of shares for services, shares									1,240,111
Issuance of shares for services, value									$ 111,610
Settlement Agreement [Member] | Promissory Note Holder [Member]
Warrant exercised									790,243
Issuance of shares for services, shares									4,092,431
Issuance of shares for services, value									$ 368,320
Number of warrants or rights outstanding									790,243
Share Subscription Agreement [Member] | Consultant [Member]
Issuance of common stock shares											4,000,000	4,000,000
Issuance of common stock value											$ 250,000	$ 250,000
Issuance of shares for services, shares											4,000,000	4,000,000
Issuance of shares for services, value											$ 125,000	$ 125,000
Debt Purchase Agreement [Member]
Issuance of common stock shares											4,100,000	4,100,000
Issuance of common stock value											$ 457,472
Settlement of debt value											$ 856,080	$ 856,080
Settlement of debt shares											2,190,959	4,100,000
Subsequent Event [Member]
Issuance of common stock shares					1,240,111		12,284,800	60,650		1,850,000
Issuance of common stock value							$ 2,455,960	$ 12,130
Number of shares cancelled and refunded, shares	1,850,000
Warrant exercised				26,000			12,284,800
Issuance of shares for services, shares			67,000			3,000,000
Stock price per share						$ 0.10				$ 0.09
Subsequent Event [Member] | Consulting Agreement [Member]
Issuance of common stock shares		1,500,000
Stock price per share		$ 0.10
Subsequent Event [Member] | Settlement Agreement [Member]
Issuance of shares for services, shares								1,240,111
Share Subscription Payable [Member]
Issuance of common stock value									$ (32,700)			$ 32,701
Number of shares cancelled and refunded												325,000
Issuance of shares for services, value
Share Subscription Payable [Member] | Consulting Services [Member]
Issuance of shares for services, value									$ 241,559
Share Subscription Payable [Member] | Consulting Agreement [Member]
Issuance of shares for services, shares									1,522,000
Warrants [Member]
Issuance of common stock shares									14,559,800
Issuance of common stock value									$ 2,919,975
Issuance of shares for services, shares												100,000
Issuance of shares for services, value												$ 12,600
Common Stock [Member]
Issuance of common stock shares									30,048,199			9,961,301
Issuance of common stock value									$ 3,005			$ 996
Number of shares cancelled and refunded, shares
Number of shares cancelled and refunded
Issuance of shares for services, shares												2,413,022
Issuance of shares for services, value												$ 240
Reg-A public offering [Member]
Issuance of common stock shares									30,048,199
Number of shares cancelled and refunded, shares									15,000
Number of shares cancelled and refunded									$ 1,500
Share issuance cost									$ 59,160
Number of warrants									14,660,450
Warrant exercised									14,660,450
Reg-A public offering [Member] | Share Subscription Payable [Member]
Issuance of common stock shares									312,000
Issuance of common stock value									$ 31,200
Private Placement [Member]
Issuance of common stock shares									30,819,800
Proceeds from Issuance of Private Placement									$ 3,081,981
Common Stock outstanding									320,000
Private Placement [Member] | Subsequent Event [Member]
Common Stock outstanding													320,000
Private Placement [Member] | Common Stock [Member]
Issuance of common stock shares									30,499,800